Financial instruments - Accounts receivable from card issuers (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Accounts receivable from card issuers	R$ 29,348,065	R$ 23,977,109
Allowance for expected credit losses	131,260	117,553	R$ 108,434
Current Receivables From Card Issuers	29,231,820	23,895,512
Non-current accounts receivable from card issuers	116,245	81,597
Receivables From Card Issuers from FIDC	419,099	467,622
Receivables from card issuers from FIDC ARC I	2,561,139
Accounts Receivable From Card Issuers [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable from card issuers	28,833,909	23,364,806
Accounts receivable from other acquirers	575,044	667,922
Allowance for expected credit losses	60,888	55,619
Receivables From Card Issuers	29,348,065	23,977,109
Allowance Accounts For Credit Losses Of Financial Assets	60,888	55,619	R$ 22,763
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	60,830	53,090
Reversal, allowance account for credit losses of financial assets	R$ (55,561)	R$ (20,234)